Lease (Tables)	12 Months Ended
Jun. 30, 2025
Lease [Abstract]
Schedule of Lease Payments as Revenue in Profit or Loss	The Company recognized the lease payments as revenue in profit or loss over the lease term on a straight-line basis as below:
	For the fiscal years ended June 30,
	2025	2024	2023
Operating lease income	$2,271,505	$-	$-

Schedule of Operating Lease Term

The operating lease term is 19 years. As of June 30, 2025 and 2024, undiscounted cash flows of our operating lease receivables from customers for the next five years and thereafter were as follows:

	As of June 30,
	2025	2024
Less than 1 year	1,012,131	$-
1-2 years	2,760,356	-
2-3 years	3,787,822	-
3-4 years	3,864,498	-
4-5 year	3,864,498	-
Thereafter	59,005,792	-
Total	74,295,097	$-

Schedule of Supplemental Balance Sheet Information Related to the Operating Lease

Supplemental balance sheet information related to the operating lease was as follows:

	As of June 30,	As of June 30,
	2025	2024
Right-of-use assets	$42,253,187	$35,273

Lease payments accrued *	939,059	-

Operating lease liabilities - current	$27,844	$45,269
Operating lease liabilities - non-current	44,982,694	-
Total operating lease liabilities	$45,010,538	$45,269

*	Lease payments accrued represent the amount of the discounted lease liability less than the non-current lease liability, which resulted from the significant discount of lease payment during the first year (around 90% of third or fourth year).

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	18.40
Weighted average discount rate	4.64%

Schedule of Future Minimum Rent Payable

As of June 30, 2025, the future minimum rent payable under the non-cancelable operating lease for fiscal years ended June 30 were:

2026	$1,117,330
2027	2,873,920
2028	3,471,357
2029	3,513,180
2030	3,513,180
Thereafter	53,060,177
Total lease payments	67,549,144
Less: imputed interest	(23,477,665)
Add: lease payments accrued	939,059
Present value of lease liabilities	$45,010,538